Provisions (Current and Non-Current) - Schedule of Reconciliation of Provision (Details) (20-F) (Parenthetical) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Current provisions	$ 487,682	$ 505,583
Estimated term for provision settlement	12 months
Annual Leave And Long Service Leave [Member]
Statement Line Items [Line Items]
Current provisions	$ 335,655	$ 325,421